UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act File Number 811-21073

Bragg Capital Trust

(Exact name of registrant as specified in charter)

1031 South Caldwell Street, Suite 200

Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

1031 South Caldwell Street, Suite 200

Charlotte, NC 28203

(Name and address of agent for service)

Copies to:

JoAnn Strasser

Thompson Hine LLP

1919 M Street, NW, Suite 700

Washington DC 20036

Registrant's telephone number, including area code: (704) 714-7711

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

SEMI-ANNUAL REPORT Queens Road Value Fund Queens Road Small Cap Value Fund Each a series of Bragg Capital Trust November 30, 2018 (Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, www.queensroadfunds.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds’ electronically by contacting your financial intermediary (such as broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Funds documents that have been mailed to you. You may also elect to receive all future reports in paper free of charge.

QUEENS ROAD FUNDS

Table of Contents

Performance Illustration	2

Graphical Illustration	3

Schedules of Investments
Queens Road Value Fund	4
Queens Road Small Cap Value Fund	6

Statements of Assets and Liabilities	8
Statements of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11

Notes to Financial Statements	13

Expense Illustration	18

Additional Information	19

QUEENS ROAD FUNDS PERFORMANCE ILLUSTRATION November 30, 2018 (Unaudited)

Queens Road Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2018
	Queens Road Value Fund	S&P 500/Citigroup Value Index
Six Month	6.49%	3.49%
1 Year	4.97%	2.24%
5 Year	8.98%	8.70%
10 Year	11.89%	12.43%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 0.95% per the October 1, 2018 Prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call the Fund at 1-800-595-3088.

The S&P 500/Citigroup Value Index along with its counterpart the S&P 500/Citigroup Growth Index were introduced in December 2005. These Indices are created by dividing the S&P 500 Index based upon seven different factors, four to determine value characteristics and three to determine growth characteristics. The companies are allocated to each index according to their growth or value characteristics, with about one-third allocated to both the growth and value index. It is not possible to invest directly in the S&P 500/Citigroup Value Index. The S&P 500/Citigroup Growth Index and S&P 500/Citigroup Value Index are the exclusive property of Standard & Poors.

Queens Road Small Cap Value Fund

	Average Annual Total Return For the Periods Ended November 30, 2018
	Queens Road Small Cap Value Fund	Russell 2000 Value Index
Six Month	0.55%	-5.43%
1 Year	0.75%	-1.83%
5 Year	5.64%	6.71%
10 Year	11.17%	12.50%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than 1 year are annualized. The Fund’s total annual operating expenses are 1.18% per the October 1, 2018 Prospectus. This material must be proceeded or accompanied by a Prospectus. Please read it carefully before investing. For performance information current to the most recent month-end, please call the Fund at 1-800-595-3088.

The Russell 2000 Value Index is a subset of the Russell 2000 Index, which tracks the stocks of small domestic companies, based on total market capitalization. The Russell 2000 Value Index represents those stocks of the Russell 2000 with lower price-to-book ratios and lower relative forecasted growth rates. You cannot invest directly in these indices.

QUEENS ROAD FUNDS GRAPHICAL ILLUSTRATION November 30, 2018 (Unaudited)

The following charts provide a visual breakdown of the Funds by the industry sectors that the underlying securities represent, as a percentage of the total investments held by each Fund, as of November 30, 2018. Please see the Schedules of Investments on the following pages for a detailed list of each Fund’s holdings.

Queens Road Value Fund(1)

Queens Road Small Cap Value Fund(1)

(1)

Sector weightings represent the percentage of the Funds’ investments in certain general sectors. These sectors may include more than one industry. The Funds’ portfolio composition is subject to change at any time.

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2018 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 94.7%
	AEROSPACE/DEFENSE — 5.2%
8,000	General Dynamics Corp.	$1,479,120
6,600	United Technologies Corp.	804,144
		2,283,264
	APPAREL — 1.6%
8,500	VF Corp.	690,965

	BANKS — 5.8%
14,500	Bank of New York Mellon Corp.	743,995
9,000	JPMorgan Chase & Co.	1,000,710
11,000	State Street Corp.	803,220
		2,547,925
	CHEMICALS — 2.5%
12,000	LyondellBasell Industries NV, Class A	1,119,720

	COMPUTERS — 2.2%
3,984	DXC Technology Co.	251,151
46,378	Hewlett Packard Enterprise Co.	695,670
1,992	Perspecta, Inc.	42,051
		988,872
	COSMETICS/PERSONAL CARE — 3.9%
8,800	Procter & Gamble Co.	831,688
16,400	Unilever PLC ADR	890,356
		1,722,044
	DIVERSIFIED FINANCIAL SERVICES — 11.2%
18,000	American Express Co.	2,020,860
9,000	Ameriprise Financial, Inc.	1,167,750
10,000	Franklin Resources, Inc.	338,900
28,800	Jefferies Financial Group, Inc.	629,280
7,900	T Rowe Price Group, Inc.	784,944
		4,941,734
	ELECTRIC — 4.9%
13,000	American Electric Power Co., Inc.	1,010,620
8,284	Duke Energy Corp.	733,714
8,400	Southern Co.	397,572
		2,141,906
	ELECTRONICS — 3.2%
3,400	Allegion PLC	311,406
20,000	Corning, Inc.	644,400
3,150	Fortive Corp.	239,620
9,076	nVent Electric PLC	227,082
		1,422,508
	ENVIRONMENTAL CONTROL — 0.9%
9,076	Pentair PLC	387,545

	FOOD — 1.3%
3,000	Kraft Heinz Co.	153,360
9,000	Mondelez International, Inc., Class A	404,820
		558,180
	HEALTHCARE-PRODUCTS — 2.2%
6,300	Danaher Corp.	690,102
3,022	Medtronic PLC	294,736
		984,838
	HEALTHCARE-SERVICES — 4.8%
7,300	Anthem, Inc.	2,117,511

	HOUSEHOLD PRODUCTS/WARES — 3.3%
7,586	Clorox Co.	1,256,393
1,717	Kimberly-Clark Corp.	198,090
		1,454,483
	INSURANCE — 4.4%
3	Berkshire Hathaway, Inc., Class A*	978,000
10,000	Prudential Financial, Inc.	937,600
		1,915,600
	INTERNET — 0.6%
12,000	Symantec Corp.	265,320

	MEDIA — 3.4%
30,500	Twenty-First Century Fox, Inc., Class A	1,508,835

	MISCELLANEOUS MANUFACTURING — 7.8%
3,600	3M Co.	748,512
18,000	Eaton Corp. PLC	1,384,920
30,000	General Electric Co.	225,000
10,200	Ingersoll-Rand PLC	1,055,904
		3,414,336
	OIL & GAS — 0.9%
4,700	Exxon Mobil Corp.	373,650

	PHARMACEUTICALS — 7.2%
5,000	Bristol-Myers Squibb Co.	267,300
9,000	GlaxoSmithKline PLC ADR	376,830
13,820	Merck & Co., Inc.	1,096,479
31,000	Pfizer, Inc.	1,433,130
		3,173,739
	RETAIL — 1.8%
4,225	McDonald's Corp.	796,455

	SEMICONDUCTORS — 2.9%
26,000	Intel Corp.	1,282,060

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2018 (Unaudited)

NUMBER OF SHARES		VALUE
	SOFTWARE — 4.7%
6,368	Micro Focus International PLC ADR	$124,240
6,500	Microsoft Corp.	720,785
25,000	Oracle Corp.	1,219,000
		2,064,025
	TELECOMMUNICATIONS — 7.0%
22,443	AT&T, Inc.	701,119
37,500	Cisco Systems, Inc.	1,795,125
10,000	Verizon Communications, Inc.	603,000
		3,099,244
	TRANSPORTATION — 1.0%
3,000	Union Pacific Corp.	461,340

	TOTAL COMMON STOCKS
	(Cost $21,801,092)	41,716,099

Principal Amount

	SHORT-TERM INVESTMENTS — 5.2%
	DEMAND DEPOSIT — 5.2%
$2,264,033	U.S. Bank Money Market Deposit Account, 0.30%**	2,264,033

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $2,264,033)	2,264,033

	TOTAL INVESTMENTS — 99.9%
	(Cost $24,065,125)	43,980,132

	Other Assets in Excess of Liabilities — 0.1%	57,873

	TOTAL NET ASSETS —100.0%	$44,038,005

ADR – American Depositary Receipt

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS As of November 30, 2018 (Unaudited)

NUMBER OF SHARES		VALUE
	COMMON STOCKS — 68.4%
	AEROSPACE/DEFENSE — 1.6%
9,484	Astronics Corp.*	$307,851
7,010	Astronics Corp., Class B*	224,447
115	Cubic Corp.	7,037
39,931	Ducommun, Inc.*	1,566,493
		2,105,828
	APPAREL — 4.7%
37,912	Deckers Outdoor Corp.*	5,051,395
63,839	Delta Apparel, Inc.*	1,212,941
		6,264,336
	AUTO PARTS & EQUIPMENT — 2.1%
80,600	Tenneco, Inc.	2,720,250

	BANKS — 0.1%
3,763	Hilltop Holdings, Inc.	73,529

	DISTRIBUTION/WHOLESALE — 1.7%
34,574	Anixter International, Inc.*	2,211,353

	ELECTRICAL COMPONENTS & EQUIPMENT — 0.3%
17,600	Graham Corp.	438,592

	ELECTRONICS — 8.2%
29,610	SYNNEX Corp.	2,390,711
48,252	Tech Data Corp.*	4,340,267
197,337	Vishay Intertechnology, Inc.	4,114,477
		10,845,455
	ENGINEERING & CONSTRUCTION — 0.3%
11,414	VSE Corp.	332,490

	FOOD — 1.0%
57,879	Darling Ingredients, Inc.*	1,266,392

	FOREST PRODUCTS & PAPER — 1.6%
75,842	Schweitzer-Mauduit International, Inc.	2,162,255

	GAS — 6.1%
36,193	New Jersey Resources Corp.	1,756,446
53,741	South Jersey Industries, Inc.	1,676,719
81,402	UGI Corp.	4,676,545
		8,109,710
	HEALTHCARE-PRODUCTS — 1.4%
15,000	STERIS PLC	1,786,200

	HOUSEHOLD PRODUCTS/WARES — 0.0%
1,550	CSS Industries, Inc.	16,802

	INSURANCE — 7.6%
12,145	American National Insurance Co.	1,549,823
8,495	Aspen Insurance Holdings Ltd.	355,601
28,932	CNO Financial Group, Inc.	529,456
26,226	Crawford & Co., Class B	238,132
5,410	EMC Insurance Group, Inc.	173,012
71,182	Horace Mann Educators Corp.	2,867,211
56,217	RLI Corp.	4,262,373
		9,975,608
	MACHINERY-CONSTRUCTION & MINING — 2.6%
47,942	Oshkosh Corp.	3,419,703

	MACHINERY-DIVERSIFIED — 4.1%
51,381	CSW Industrials, Inc.*	2,721,652
61,807	Graco, Inc.	2,722,598
		5,444,250
	MEDIA — 6.4%
87,021	Meredith Corp.	4,982,822
74,712	Scholastic Corp.	3,452,442
		8,435,264
	METAL FABRICATE/HARDWARE — 1.8%
69,428	LB Foster Co.*	1,343,432
25,000	Timken Co.	1,003,750
		2,347,182
	MISCELLANEOUS MANUFACTURING — 5.1%
3,900	Chase Corp.	439,413
9,330	Colfax Corp.*	232,690
114,479	Fabrinet*	6,036,478
		6,708,581
	PHARMACEUTICALS — 0.8%
60,000	Owens & Minor, Inc.	457,800
16,967	Prestige Consumer Healthcare, Inc.*	658,659
		1,116,459
	SEMICONDUCTORS — 1.4%
48,064	Synaptics, Inc.*	1,848,541

	SOFTWARE — 2.0%
76,487	CSG Systems International, Inc.	2,682,399

	TELECOMMUNICATIONS — 3.0%
24,942	InterDigital, Inc.	1,877,135
46,879	Plantronics, Inc.	2,145,652
		4,022,787
	TEXTILES — 1.8%
15,529	UniFirst Corp.	2,397,833

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND SCHEDULES OF INVESTMENTS (Continued) As of November 30, 2018 (Unaudited)

NUMBER OF SHARES		VALUE
	TRUCKING & LEASING — 2.7%
72,083	Greenbrier Cos., Inc.	$3,525,580

	TOTAL COMMON STOCKS
	(Cost $56,720,531)	90,257,379

PRINCIPAL AMOUNT
	SHORT-TERM INVESTMENTS — 31.6%
	DEMAND DEPOSIT — 8.9%
$11,738,982	U.S. Bank Money Market Deposit Account, 0.30%**	11,738,982

	U.S. TREASURY BILLS — 22.7%
2,500,000	2.12%, 12/20/2018	2,497,199
5,000,000	2.18%, 12/27/2018	4,992,132
2,500,000	2.22%, 1/10/2019	2,493,839
2,500,000	2.30%, 1/15/2019	2,492,824
2,500,000	2.27%, 1/17/2019	2,492,598
2,500,000	2.31%, 1/22/2019	2,491,654
2,500,000	2.30%, 1/24/2019	2,491,383
2,500,000	2.30%, 1/31/2019	2,490,627
2,500,000	2.34%, 2/14/2019	2,488,240
2,500,000	2.34%, 2/21/2019	2,487,083
2,500,000	2.37%, 2/28/2019	2,485,998
		29,903,577
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $41,640,706)	41,642,559

	TOTAL INVESTMENTS — 100.0%
	(Cost $98,361,237)	131,899,938

	Other Assets in Excess of Liabilities — 0.0%	55,587

	TOTAL NET ASSETS —100.0%	$131,955,525

PLC – Public Limited Company

*	Non-income Producing.

**	Variable rate security; the coupon rate shown represents the yield at November 30, 2018.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF ASSETS AND LIABILITIES As of November 30, 2018 (Unaudited)

	Value Fund	Small Cap Value Fund
Assets:
Investments, at Value (cost $24,065,125, $98,361,237)	$43,980,132	$131,899,938
Receivables:
Shareholder Subscriptions	—	26,334
Dividends and Interest	91,586	220,853
Total Assets	44,071,718	132,147,125

Liabilities:
Payables:
Investment Securities Purchased	—	52,782
Shareholder Redemptions	—	12,632
Accrued Advisory Fees (Note 3)	33,713	126,186
Total Liabilities	33,713	191,600

Net Assets	$44,038,005	$131,955,525

Components of Net Assets:
Capital (par value of $0.001 per share with an unlimited number of shares authorized)	$21,421,235	$86,564,483
Total Distributable Earnings (Accumulated Loss)	22,616,770	45,391,042
Net Assets	$44,038,005	$131,955,525

Shares of Beneficial Interest Issued and Outstanding	1,814,432	4,802,860
Net Asset Value, Offering and Redemption Price Per Share	$24.27	$27.47

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF OPERATIONS For the six months ended November 30, 2018 (Unaudited)

	Value Fund	Small Cap Value Fund
Investment Income:
Dividends	$531,389	$702,105
Interest	3,229	211,526
Total Investment Income	534,618	913,631

Expenses:
Advisory Fees (Note 3)	210,282	795,525
Total Expenses	210,282	795,525
Net Investment Income	324,336	118,106

Realized and Unrealized Gain on Investments:
Net Realized Gain on Investments	737,820	6,773,474
Net Change in Unrealized Appreciation/(Depreciation) on Investments	1,690,875	(6,152,674)
Net Realized and Unrealized Gain on Investments	2,428,695	620,800

Net Increase in Net Assets from Operations	$2,753,031	$738,906

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS STATEMENTS OF CHANGES IN NET ASSETS

	Value Fund		Small Cap Value Fund
	For the six months ended November 30, 2018 (Unaudited)	For the year ended May 31, 2018	For the six months ended November 30, 2018 (Unaudited)	For the year ended May 31, 2018
Increase (Decrease) in Net Assets from:
Operations:
Net Investment Income	$324,336	$633,090	$118,106	$111,467
Net Realized Gain on Investments	737,820	1,418,777	6,773,474	6,813,801
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,690,875	1,975,174	(6,152,674)	3,092,197
Net Increase in Net Assets from Operations	2,753,031	4,027,041	738,906	10,017,465

Distributions to Shareholders:
Distributions	—	(1,780,875)[1]	—	(2,899,450)[2]
Net Change in Net Assets from Distributions	—	(1,780,875)	—	(2,899,450)

Capital Transactions:
Proceeds from Sale of Shares	1,205,310	3,174,088	5,473,868	18,767,503
Net Asset Value of Shares Issued on Reinvestment of Dividends	—	384,841	—	1,985,175
Cost of Shares Redeemed	(2,700,022)	(5,844,929)	(7,887,483)	(34,923,359)
Net Decrease in Net Assets from Capital Transactions	(1,494,712)	(2,286,000)	(2,413,615)	(14,170,681)

Total Increase (Decrease) in Net Assets	1,258,319	(39,834)	(1,674,709)	(7,052,666)

Net Assets:
Beginning of Period	42,779,686	42,819,520	133,630,234	140,682,900
End of Period	$44,038,005	$42,779,686 [3]	$131,955,525	$133,630,234 [4]

Capital Share Transactions:
Shares Sold	50,972	137,816	196,493	704,107
Shares Issued on Reinvestment of Dividends	—	16,474	—	72,824
Shares Redeemed	(113,942)	(251,496)	(284,615)	(1,312,127)
Net Decrease in Shares	(62,970)	(97,206)	(88,122)	(535,196)

[1]	Includes net investment income distributions of $549,243 and net realized gain distributions of $1,231,632.

[2]	Includes net realized gain distributions of $2,899,450.

[3]	Net Assets – End of Period includes accumulated undistributed net investment income of $282,765 for the year ended May 31, 2018. The SEC eliminated this disclosure requirement effective November 2018.

[4]

Net Assets – End of Period includes accumulated distributions in excess of net investment income of $54,713 for the year ended May 31, 2018. The SEC eliminated this disclosure requirement effective November 2018.

See accompanying Notes to Financial Statements.

QUEENS ROAD VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014

Net Asset Value, Beginning of Period	$22.79		$21.69	$19.83	$20.10	$19.65	$17.15

Income from Investment Operations:
Net Investment Income*	0.17		0.33	0.30	0.31	0.23	0.20
Net Realized and Unrealized Gain on Investments	1.31		1.70	2.66	0.00 **	1.17	2.49
Total from Investment Operations	1.48		2.03	2.96	0.31	1.40	2.69

Less Distributions:
Net Investment Income	—		(0.29)	(0.33)	(0.22)	(0.22)	(0.19)
Net Realized Gains	—		(0.64)	(0.77)	(0.36)	(0.73)	—
Total Distributions	—		(0.93)	(1.10)	(0.58)	(0.95)	(0.19)

Net Asset Value, End of Period	$24.27		$22.79	$21.69	$19.83	$20.10	$19.65

Total Return	6.49	%***	9.25%	15.31%	1.74%	7.15%	15.69%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$44,038		$42,780	$42,820	$39,249	$38,185	$36,934
Ratio of Expenses to Average Net Assets	0.95	%****	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of Net Investment Income to Average Net Assets	1.47	%****	1.43%	1.44%	1.61%	1.14%	1.10%
Portfolio Turnover Rate	1	%***	—%	8%	14%	4%	—%

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Not annualized.

****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD SMALL CAP VALUE FUND FINANCIAL HIGHLIGHTS

Per share operating performance

For a capital share outstanding throughout each period

	Six Months Ended November 30, 2018 (Unaudited)		Year Ended May 31, 2018	Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014

Net Asset Value, Beginning of Period	$27.32		$25.93	$25.26	$24.52	$23.27	$20.84

Income from Investment Operations:
Net Investment Income (Loss)*	0.02		0.02	(0.00)**	(0.02)	0.01	0.00	**
Net Realized and Unrealized Gain on Investments	0.13		1.94	2.01	0.84	1.90	3.18
Total from Investment Operations	0.15		1.96	2.01	0.82	1.91	3.18

Less Distributions:
Net Realized Gains	—		(0.57)	(1.34)	(0.08)	(0.66)	(0.75)
Total Distributions	—		(0.57)	(1.34)	(0.08)	(0.66)	(0.75)

Net Asset Value, End of Period	$27.47		$27.32	$25.93	$25.26	$24.52	$23.27

Total Return	0.55	%****	7.55%	7.87%	3.37%	8.33%	15.26%

Ratios and Supplemental Data:
Net Assets, End of Period (in thousands)	$131,956		$133,630	$140,683	$143,376	$79,266	$74,212
Ratio of Expenses to Average Net Assets	1.18	%*****	1.22%	1.24%	1.24%	1.24%	1.24%
Ratio of Net Investment Income to Average Net Assets	0.18	%*****	0.08%	(0.02)%	(0.07)%	0.02%	0.01%
Portfolio Turnover Rate	6	%****	6%	27%	23%	2%	0	%***

*	Computed using average shares method.

**	Amount is less than $0.005 per share.

***	Amount is less than 0.5%.

****	Not annualized.

*****	Annualized.

See accompanying Notes to Financial Statements.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS November 30, 2018 (Unaudited)

Note 1. Organization

The Queens Road Value Fund and the Queens Road Small Cap Value Fund (individually referred to as the “Value Fund” and “Small Cap Value Fund”, respectively, or collectively as the “Funds”), are diversified managed portfolios of Bragg Capital Trust (the “Trust”), which is registered under the Investment Company Act of 1940, (the “1940 Act”), as amended, as an open-end management company. Each Fund’s investment objective is to seek long-term capital growth. The Funds invest primarily in common stocks which are believed by Bragg Financial Advisors (the “Advisor”) to be undervalued and have good prospects for capital appreciation. Under normal circumstances, the Small Cap Value Fund invests at least 80% of its assets in equity securities of companies with small market capitalization. The Small Cap Value Fund defines a small capitalization (small cap) company as one whose market capitalization, at the time of purchase, is $4 billion or less. The Funds’ registration statement was declared effective on June 13, 2002, and operations began on that date.

Note 2. Significant Accounting Policies

The following is a summary of accounting policies followed by the Funds in the preparation of their financial statements. The Funds are investment companies, as such, these financial statements have applied the guidance set forth in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946.

Federal Income Taxes: Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years 2014 – 2017, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the year ended May 31, 2018, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Other: The Funds follow industry practice and record security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as information is available to the Funds. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018 (Unaudited)

Security Valuation: Securities, including common stocks and closed-end funds, which are traded on a national securities exchange are valued at the last quoted sales price, and are generally classified as a Level 1 investment. Investments in mutual funds, including money market funds, are valued at the ending net asset value provided by the funds, and are generally classified as a Level 1 investment. If there are no sales reported, the Fund’s portfolio securities will be valued using the last reported bid price. Short-term obligations may be valued using amortized cost, which approximates fair value, and are generally classified as a Level 2 investment. Debt securities are priced by an independent pricing service. The pricing service may use one or more pricing models. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by and under the direction of the Trust’s Board of Trustees, and are generally classified as a Level 3 investment.

In accordance with GAAP, fair value is defined as the price that the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

●

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. Common stocks, closed-end funds, demand deposits and mutual funds are generally categorized as Level 1.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Fixed income securities, repurchase agreements, and securities valued by an independent fair value pricing service are generally categorized as Level 2.

●

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

As of November 30, 2018, the Funds did not hold any Level 3 securities. There were no transfers into or out of Level 3 during the current year.

Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$41,716,099	$—	$—	$41,716,099
Short-Term Investments	2,264,033	—	—	2,264,033
Total	$43,980,132	$—	$—	$43,980,132

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018 (Unaudited)

Small Cap Value Fund
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks*	$90,257,379	$—	$—	$90,257,379
Short-Term Investments	11,738,982	29,903,577	—	41,642,559
Total	$101,996,361	$29,903,577	$—	$131,899,938

*	All sub-categories within common stocks represent Level 1 investments. See Schedules of Investments for industry categories.

Note 3. Investment Advisory Fee and Other Transactions with Affiliates

The Funds retain Bragg Financial Advisors, Inc. as their investment advisor. Under the terms of the management agreement, the Advisor provides investment management and administrative services for the Funds. For its services as Advisor, the Value Fund and Small Cap Value Fund pay a fee, computed daily and payable monthly at the annual rate of 0.95% and 1.18% of each Fund’s first $250,000,000 of average daily net assets, 0.85% and 1.18% of each Fund’s next $250,000,000 of average daily net assets, and 0.80% and 1.15% of each Fund’s average daily net assets over $500,000,000, respectively. For the period ended November 30, 2018, the Advisor earned $210,282 and $795,525 from the Value Fund and Small Cap Value Fund, respectively. From these fees and its own resources the Advisor is contractually obligated to pay other operating expenses of the Funds including transfer agent fees, fund accountant fees, administrator fees, registration fees, custodial fees, and other ordinary expenses of the Funds. However, the agreement does not require the Advisor to pay interest, taxes, brokerage commissions, and extraordinary expenses of the Funds. The amounts due to the Advisor at November 30, 2018, from the Value Fund and Small Cap Value Fund, were $33,713 and $126,186, respectively.

Certain employees and officers of the Advisor are also “interested persons” (as defined in the 1940 Act) of the Trust. Each “noninterested” Trustee is entitled to receive a fee of $500 per Fund, for each Board of Trustees Meeting for services relating to the Trust, which is paid by the Advisor.

Queens Road Securities, LLC (“QRS”) acts as the principal underwriter in the continuous public offering of the Funds’ shares. Certain officers of the Trust are also officers of QRS. QRS did not receive or waive any brokerage fees on executions of purchases and sales of the Funds’ portfolio investments during the period ended November 30, 2018.

Note 4. Investment Transactions

For the period ended November 30, 2018, the cost of purchases and the proceeds from sales of portfolio securities, other than short-term investments, amounted to $480,237 and $1,975,780, respectively, for the Value Fund, and $5,632,913 and $17,506,164 respectively, for the Small Cap Value Fund.

Note 5. Federal Income Taxes

At May 31, 2018, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

	Value Fund	Small Cap Value Fund
Cost of investments	$24,433,419	$91,930,363
Gross unrealized appreciation	$18,625,878	$40,632,700
Gross unrealized depreciation	(293,967)	(1,045,750)
Net unrealized appreciation on investments	$18,331,911	$39,586,950

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018 (Unaudited)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and timing differences in recognizing certain gains and losses in security transactions.

As of May 31, 2018, the components of accumulated earnings on a tax basis were as follows:

	Value Fund	Small Cap Value Fund
Undistributed ordinary income	$282,765	$35,508
Undistributed long-term capital gains	1,249,063	5,029,678
Tax accumulated earnings	1,531,828	5,065,186
Accumulated capital and other losses	—	—
Net unrealized appreciation	18,331,911	39,586,950
Total accumulated earnings	$19,863,739	$44,652,136

Post-October capital losses and late-year ordinary losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Funds’ next taxable year. As of May 31, 2018, the following Funds had the following post-October capital-losses and late-year ordinary losses:

	Value Fund	Small Cap Value Fund
Post-October capital losses	$—	$—
Late-year ordinary losses	—	—

The tax character of distributions paid during the fiscal years ended, May 31, 2018 and May 31, 2017 were as follows:

	Value Fund		Small Cap Value Fund
Distributions Paid from:	2018	2017	2018	2017
Ordinary Income	$549,243	$648,272	$—	$925,377
Net Long Term Capital Gains	1,231,632	1,510,479	2,899,450	7,222,567
Total Taxable Distributions Paid	$1,780,875	$2,158,751	$2,899,450	$8,147,944

Note 6. Control

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under section 2 (a) (9) of the 1940 Act. As of November 30, 2018, Pershing, LLC, for the benefit of its customers, owned 94.17% and 47.73% of the Value Fund and Small Cap Value Fund, respectively. As of November 30, 2018, Charles Schwab & Co., Inc., for the benefit of its customers, owned 31.70% of the Small Cap Value Fund.

Note 7. Guarantees and Indemnifications

In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements in unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

QUEENS ROAD FUNDS NOTES TO FINANCIAL STATEMENTS (Continued) November 30, 2018 (Unaudited)

Note 8. Recent Accounting Pronouncements

The Securities and Exchange Commission adopted amendments to Regulation S-X, for the presentation of distributable earnings and distributions to align with GAAP. The compliance date of the amendments to Regulation S-X is November 5, 2018. This report incorporates the amendments to Regulation S-X.

On August 28, 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 (“ASU 2018-13”), Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which changes the fair value measurement disclosure requirements of ASC Topic 820. ASU 2018-13’s amendments are effective for annual periods beginning after December 15, 2019. Early adoption is permitted. Management has adopted certain disclosures of ASU 2018-13 as permitted by the standard.

Note 9. Subsequent Event Disclosure

Within the financial statements, the Funds are required to recognize the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.

Income and capital gain distributions were made to the shareholders of the Funds after November 30, 2018, meeting the criteria of a subsequent event. The record date of the distribution was December 19, 2018, and the ex-date and payable date was December 20, 2018. The Funds’ distribution type and amount are listed as follows:

Fund Name	Distribution Type	Rate	Amount
Value Fund	Income	$0.3395	$611,747.21
Value Fund	Long-Term Capital Gain	$1.0749	$1,936,869.16
Small Cap Value Fund	Income	$0.0296	$139,307.51
Small Cap Value Fund	Short-Term Capital Gain	$0.3876	$1,824,175.32
Small Cap Value Fund	Long-Term Capital Gain	$2.0604	$9,696,931.97

There were no other events management was aware of after November 30, 2018 and through the date that the financial statements were filed that met the criteria of a subsequent event.

QUEENS ROAD FUNDS EXPENSE ILLUSTRATION November 30, 2018 (Unaudited)

ABOUT YOUR FUND’S EXPENSES

Expense Example

As a shareholder of the Funds, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, June 1, 2018 through November 30, 2018.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value June 1, 2018	Ending Account Value November 30, 2018	Expenses Paid During the Period* June 1, 2018 to November 30, 2018
Value Fund
Actual	$1,000.00	$1,064.90	$4.92
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,020.24	$4.81
Small Cap Value Fund
Actual	$1,000.00	$1,005.50	$5.93
Hypothetical (5% Annual Return before expenses)	$1,000.00	$1,019.08	$5.97

*

Expenses are equal to the Funds’ annualized expense ratio of 0.95% and 1.18%, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

QUEENS ROAD FUNDS ADDITIONAL INFORMATION November 30, 2018 (Unaudited)

Proxy Voting – A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, are available without charge upon request by (1) calling the Funds at 1-800-595-3088 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio Holdings – The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ first and third fiscal quarters end on August 31 and February 28. The Form N-Q filing must be made within 60 days of the end of the quarter, and the Funds’ first Form N-Q was filed with the SEC on October 8, 2004. The Funds’ Form N-Qs are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Funds at 1-800-595-3088.

Advisory Agreement Renewal – At a Board meeting held on July 24, 2018, the Trustees unanimously approved the continuance of the Investment Advisory Agreement between Bragg Financial Advisors, Inc. (the “Advisor”) and Bragg Capital Trust on behalf of the Funds (the “Advisory Agreement”). The Trustees exercised their own business judgment in consideration of the following factors regarding whether to approve the continuance of the Advisory Agreement with respect to each Fund: (i) The nature, extent and quality of the services provided by the Advisor to the Funds; (ii) the investment performance of the Funds and the Advisor; (iii) the cost of the services provided and the profit to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the potential for economies of scale to be shared by the Funds; and (v) whether the fee levels reflect these economies of scale to the benefit of shareholders. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Advisory Agreement.

The Trustees had an opportunity to review the investment advisory agreement between the Trust and the Advisor and the Advisor’s current Form ADV, which were provided in the Meeting Materials. The Trustees also reviewed and discussed the Renewal of Advisory Agreement memorandum completed by the Advisor for each of the Funds.

The Trustees considered the nature, extent and quality of services the Advisor has previously provided to the Funds based on a review of information provided by the Advisor. The Trustees considered information furnished throughout the year at regular Board meetings, including reports on investment performance, shareholder services, regulatory compliance, and other services provided to the Funds. The Trustees concluded that they have a reasonable belief that the nature, extent and quality of services provided to the Funds are appropriate.

The Trustees discussed the performance of each Fund for the fiscal year ended May 31, 2018 as compared to each Fund’s peer group average and Morningstar category average. They noted that the Small Cap Value Fund generally outperformed its peer group category average while underperforming its peer group average. They further considered the Value Fund’s performance as compared to its peer group average and Morningstar category average. The Trustees acknowledged that the Fund underperformed both comparable metrics but still yield healthy performance returns for shareholders. After further discussion, the Trustees concluded that the performance of each Fund was not unreasonable. The Trustees concluded that the Funds’ absolute performance was adequate in comparison to each Fund’s Morningstar peer group, given current market conditions.

The Trustees reviewed disclosures made in the Advisor’s Form ADV and then discussed the Advisor’s solvency. They noted that the Advisor provided a certification that it is profitable and has a clean balance sheet with no debt. The Trustees discussed the Advisor’s fee for each Fund as compared to each Fund’s peer group and described the difference in the Advisor’s unitary fee structure with respect to the Funds as opposed to that of the funds in each Fund’s respective peer group.

The Trustees also reviewed and discussed information provided by the Advisor comparing the expense ratio of each of the Funds with the expense ratios of the applicable Fund’s peers. They noted the source of the information provided by the Advisor was Morningstar Associates, LLC, an independent third party specializing in mutual fund data and analytics. They discussed the cost to the Advisor for providing the services under the terms of the Advisory Agreement with the Funds. The Trustees reviewed the estimated aggregate cost of the services provided as compared to the amount paid to the Advisor under the terms of the Advisory Agreement. Upon review and discussion of this information, the Trustees concluded that the cost of services provided and any expected profits to the Advisor were not unreasonable.

QUEENS ROAD FUNDS ADDITIONAL INFORMATION (Continued) November 30, 2018 (Unaudited)

The Trustees examined the Advisor’s effort to achieve economies of scale for each Fund to the benefit of each Fund’s respective shareholders. The Trustees determined that as the Funds’ assets increase, economies of scale would be realized. The Trustees noted that the Advisory Agreement already contained breakpoints in the Advisor’s fee as certain asset levels of the Funds’ were achieved. The Trustees further acknowledged that the Advisor proposed to lower its management fee with respect to the Value Fund. The Trustees concluded that reasonable economies of scale could be realized under the terms of the Advisory Agreement.

QUEENS ROAD FUNDS

Notes

QUEENS ROAD FUNDS

Board of Trustees

Benton S. Bragg

Steven H. Scruggs

Philip C. Blount, III

Timothy J. Ignasher

Christopher B. Brady

Harold J. Smith

Investment Advisor

Bragg Financial Advisors, Inc.

1031 Caldwell Street, Suite 200

Charlotte, NC 28203

Dividend Paying Agent,
Shareholders’ Servicing Agent,
Transfer Agent

UMB Fund Services

235 West Galena Street

Milwaukee, WI 53212

Custodian

US Bank, NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH 45201

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

Shares of Queens Road Value Fund and Queens Road Small Cap Value Fund are distributed by Queens Road Securities, LLC, an affiliate of the Investment Advisor. This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Funds’ prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as “believes”, “expects”, “anticipates” and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Funds’ filings with the Securities and Exchange Commission. The Funds undertake no obligation to update any forward looking statement.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a) (1)	Not applicable to semi-annual reports.

(a) (2)	Certifications of the principal executive officer and principle financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (3)	Not applicable to open-end investment companies.

(a) (4)	No change in the Registrant’s independent public accountant.

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bragg Capital Trust

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

January 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Steven H. Scruggs

By: Steven H. Scruggs

President

(Principal Executive Officer)

January 30, 2019

/s/ Benton S. Bragg

By: Benton S. Bragg

Treasurer

(Principal Financial Officer)

January 30, 2019